Cost of sales (Tables)	12 Months Ended
Dec. 31, 2021
Cost of sales [Abstract]
Schedule of cost of sales

Figures in million – SA rand	Notes	2021	2020	2019
Salaries and wages		(26,214)	(23,850)	(21,216)
Consumable stores	23	(18,847)	(16,404)	(12,784)
Utilities		(8,099)	(6,801)	(6,089)
Mine contracts		(5,193)	(3,790)	(3,566)
Recycling[1]		(39,220)	(24,418)	(13,968)
Other		(8,975)	(4,663)	(1,879)
Ore reserve development costs capitalised		5,535	4,150	3,402
Cost of sales, before amortisation and depreciation		(101,013)	(75,776)	(56,100)
Amortisation and depreciation	14,15	(8,293)	(7,593)	(7,214)
Total cost of sales		(109,306)	(83,369)	(63,314)
[1] Recycling cost consists of cost relating to the purchasing of spent catalytic material and the cost incurred to convert the spent catalytic material into finished PGMs